Organization and Business Background -Schedule of Identities of Company's Subsidiaries (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Subsidiary One [Member]
Company name	Quest International Group Limited	Quest International Group Limited
Place and date of incorporation	Seychelles,January 20, 2016	Seychelles,January 20, 2016
Particulars of issued capital	1 share of ordinary share of US$1 each	1 share of ordinary share of US$1 each
Principal activities	Investment holding	Investment holding
Proportional of ownership interest and voting power held	100.00%
Subsidiary Two [Member]
Company name	Quest HK Limited	Quest HK Limited
Place and date of incorporation	Hong Kong,January 19, 2016	Hong Kong,January 19, 2016
Particulars of issued capital	1 share of ordinary share of HK$1 each	1 share of ordinary share of HK$1 each
Principal activities	Coaching, consultancy, training and mentorship	Coaching, consultancy, training and mentorship
Proportional of ownership interest and voting power held	100.00%
Subsidiary Three [Member]
Company name	Quest Masteryasia Group Sdn Bhd	Quest Masteryasia Group Sdn Bhd
Place and date of incorporation	Malaysia,March 21, 2016	Malaysia,March 21, 2016
Particulars of issued capital	10 shares of ordinary share of RM 1 each	10 shares of ordinary share of RM 1 each
Principal activities	Coaching, consultancy, training and mentorship	Coaching, consultancy, training and mentorship
Proportional of ownership interest and voting power held	100.00%
Subsidiary Four [Member]
Company name	Questcorp Australia Pty Ltd
Place and date of incorporation	Australia, September 3, 2017
Particulars of issued capital	100 shares of ordinary share of AU$1 each
Principal activities	Providing Money Mastery Mentorship Program & Certified Professional Training Program
Proportional of ownership interest and voting power held	51.00%